Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
58,968	iShares 1-3 Year Treasury Bond ETF	$ 5,110,757	1.3
95,084	Vanguard Global ex-U.S. Real Estate ETF	4,080,054	1.0
73,032	Vanguard Real Estate ETF	5,101,285	1.2

	Total Exchange-Traded Funds
	(Cost $16,347,520)	14,292,096	3.5

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
2,741,846	Voya Emerging Markets Index Portfolio - Class P2	25,800,766	6.3
450,433	Voya High Yield Bond Fund - Class R6	3,162,037	0.8
10,715,898	Voya International Index Portfolio - Class P2	88,191,841	21.7
1,594,005	Voya Russell Mid Cap Index Portfolio - Class P2	15,987,872	3.9
1,206,103	Voya Russell Small Cap Index Portfolio - Class P2	12,085,153	3.0
4,418,261	Voya U.S. Bond Index Portfolio - Class P2	49,440,346	12.2
14,189,973	Voya U.S. Stock Index Portfolio - Class P2	194,402,628	47.9

	Total Mutual Funds
	(Cost $450,793,649)	389,070,643	95.8

	Total Investments in Securities (Cost $467,141,169)	$ 403,362,739	99.3
	Assets in Excess of Other Liabilities	2,731,775	0.7
	Net Assets	$ 406,094,514	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 14,292,096	$ –	$ –	$ 14,292,096
Mutual Funds	389,070,643	–	–	389,070,643
Total Investments, at fair value	$ 403,362,739	$ –	$ –	$ 403,362,739
Other Financial Instruments+
Futures	1,740,065	–	–	1,740,065
Total Assets	$ 405,102,804	$ –	$ –	$ 405,102,804

Liabilities Table
Other Financial Instruments+
Futures	$ (945,707)	$ –	$ –	$ (945,707)
Total Liabilities	$ (945,707)	$ –	$ –	$ (945,707)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$ 31,447,013	$ 3,241,875	$ (1,149,249)	$ (7,738,873)	$ 25,800,766	$ -	$ (120,186)	$ -
Voya High Yield Bond Fund - Class R6	-	2,974,048	(3,244)	191,233	3,162,037	5,539	(6)	-
Voya International Index Portfolio - Class P2	103,252,631	11,675,139	(1,258,907)	(25,477,022)	88,191,841	-	67,348	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,749,061	2,920,676	(372,493)	(5,309,372)	15,987,872	-	(85,344)	-
Voya Russell Small Cap Index Portfolio - Class P2	14,253,332	2,808,180	(378,899)	(4,597,460)	12,085,153	-	(27,019)	-
Voya U.S. Bond Index Portfolio - Class P2	54,954,018	5,335,018	(11,351,836)	503,146	49,440,346	406,033	1,006,496	-
Voya U.S. Stock Index Portfolio - Class P2	227,906,833	21,315,023	(7,402,695)	(47,416,533)	194,402,628	0	697,312	-
	$450,562,888	$50,269,959	$(21,917,323)	$(89,844,881)	$389,070,643	$411,571	$1,538,601	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	70	06/19/20	$ 4,016,600	$ 508,993
S&P 500® E-Mini	63	06/19/20	8,094,555	500,970
U.S. Treasury Ultra Long Bond	37	06/19/20	8,209,375	730,102
			$ 20,320,530	$ 1,740,065
Short Contracts:
Mini MSCI EAFE Index	(52)	06/19/20	(4,054,180)	(315,734)
U.S. Treasury 10-Year Note	(119)	06/19/20	(16,503,813)	(629,973)
			$ (20,557,993)	$ (945,707)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $468,308,373.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 4,273,417
Gross Unrealized Depreciation	(68,424,693)
Net Unrealized Depreciation	$ (64,151,276)